Shareholders' Equity (Deficit) (10-K)	12 Months Ended
Dec. 31, 2011
Shareholders Equity (Deficit) [Abstract]
Shareholders Equity (Deficit)
12. Shareholders' Equity (Deficit)

Common stock issuance.  During the year ended December 31, 2011, the Company issued common stock to settle a lawsuit with a former joint venture partner in Italy.

In June 2006, the Company entered into a joint venture agreement with SAGA, SpA in Padova, Italy ("SAGA"), a specialist precision parts manufacturer.  The joint venture was named Liquidmetal SAGA Italy, Srl ("LSI").  On August 6, 2010, SAGA filed a litigation case against the Company claiming damages of $3,200 for payment on an alleged loan and for alleged breach of contract in connection with the formation of LSI.

On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated.  As of December 31, 2011 and 2010, a total of $0 and $3,100, respectively, were included in accrued liabilities on the Company's consolidated balance sheets for the settlement and legal fees.

The number of Shares issued to SAGA was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 ("Maturity Date") bearing interest of 8% per annum.  All of the principal and accrued interest is due on the Maturity Date and is included in short-term debt on the Company's consolidated balance sheet at December 31, 2011.

Preferred stock.  On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.  Additionally, the Board of Directors of the Company shall convert each share of the Series A-1 Preferred Stock and Series A-2 Preferred Stock upon receipt of the written notice of the holders of a majority of the then-outstanding shares of Series A-1 Preferred Stock and Series A-2 Preferred Stock, respectively.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company's common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical term as the Series A-1 Preferred Stock issued on May 9, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

The preferred stock accrued cumulative dividends at an annual rate of 8%, which was payable semi-annually.  In conjunction with the Series A-1 Preferred Stock conversion the Company granted in-kind dividends to the preferred stock holders.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").  The Amended Designation amended the terms of the Series A Preferred Stock by (i) providing that dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company shall have the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days' notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events).  As of December 31, 2011 and 2010, the Company has accrued dividends of $571 and $1,063, respectively.

During the years ended December 31, 2011 and 2010, the holders of Series A-1 Preferred Stock converted 412,234 and 21,386 shares of the Series A-1 Preferred Stock, respectively.  The Company has 246,371 and 658,614 shares of the Series A-1 Preferred Stock outstanding at December 31, 2011 and 2010, respectively.  During the years ended December 31, 2011 and 2010, the holders of the Series A-2 Preferred Stock converted 460,366 and 990,517 shares of the Series A-2 Preferred Stock, respectively.  The Company has 1,052,780 and 1,513,146 shares of the Series A-2 Preferred Stock outstanding at December 31, 2011 and 2010, respectively.

Preferred units of discontinued subsidiary.   On February 22, 2008, our discontinued subsidiary, LMC (see Note 14), completed a transaction under which it issued and sold $2,500 in preferred membership units to two minority members of LMC (the "Preferred Units Transaction").  Immediately following the sale of the preferred membership units, the subscription proceeds (after a 1% transaction fee) were distributed to LMC's common unit members, and as a result of such distribution, the Company received approximately $1,714 in the distribution.  The preferred units issued by LMC have an accruing priority return of 14% per year that are priority over any distribution made by LMC and may be redeemed at any time within four years of issuance through cash payment or distribution in excess of the 14% priority return.  LMC is required to redeem the preferred units on or before the second anniversary of the issue date and failure to redeem the preferred units at the specified time will result in the preferred unit holders receiving an additional 2% of common membership units per quarter until the preferred units are redeemed in full.  An additional 2,767 common membership units were issued during the year ended December 31, 2010 as a result of LMC's non-redemption.

On December 15, 2010, the Company and two other members of LMC contributed additional $1,444 into LMC in exchange for additional common unit membership.  The proceeds of the contribution were used to make a distribution to the two holders of the preferred membership units in the aggregate amount of $813, which represented the accrued but unpaid priority return of the preferred units and to redeem an aggregate 381 preferred units owned by the two holders at an aggregate redemption price of $1,194.  As of December 31, 2010, LMC has redeemed $592 of its preferred units and distributed $1,016 in priority return to the preferred unit holders.

The Company had deconsolidated LMC as part of its discontinued operations and the balance of the preferred units of $1,920 was included in gain on disposal of subsidiary, on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2011.  The balance of the preferred units were $0 and $1,920 were included in non-controlling interest on the consolidated balance sheets as of December 31, 2011 and 2010, respectively.